Financial risk factors - Capital structure and interest rate risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financial risk factors
Weighted average interest rate	5.00%	4.90%	5.20%
Related party borrowings		$ 0	$ 709
Capital risk
Financial risk factors
Ratio of net debt to Adjusted EBITDA	5.00	5.20	6.00
Fixed interest rate | Interest rate risk
Financial risk factors
Percentage of fixed rate borrowings	90.10%	91.70%
Weighted average interest rate	5.40%	5.50%	5.40%
Variable interest rate | Interest rate risk
Financial risk factors
Percentage increase in currency exchange rate	1.00%
Increase in interest payable	$ 9	$ 7